Financial Instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - At Fair Value [Member] - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	$ 12,411,495	$ 43,716,605
Financial Liabilities	76,766,046	91,903,064
Equity instruments at fair value with changes in other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	2,454,334	2,595,515
Financial derivatives designated for hedging | Non-Cash Flow Hedge [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	2,150,524	548,048
Financial derivatives designated for hedging | Cash Flow Hedge [Member] | Financial Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	65,690,691	83,825,480
Financial derivatives designated for hedging | Fair Value Hedge [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	8,924,831	7,161,949
Financial derivatives designated for hedging | Financial Derivatives Assets [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	4,862,949	38,169,894
Financial derivatives designated for hedging | Commodity Derivatives Assets [Member] | Non-Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1,573,704	1,450,474
Financial derivatives designated for hedging | Commodity Derivatives Assets [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	3,520,508	1,423,613
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities		367,587
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets		77,109
Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	2,326,480	2,326,484
Level 1 [Member] | Equity instruments at fair value with changes in other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	2,326,480	2,326,484
Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	10,085,015	41,390,121
Financial Liabilities	76,766,046	91,903,064
Level 2 [Member] | Equity instruments at fair value with changes in other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	127,854	269,031
Level 2 [Member] | Financial derivatives designated for hedging | Non-Cash Flow Hedge [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	2,150,524	548,048
Level 2 [Member] | Financial derivatives designated for hedging | Cash Flow Hedge [Member] | Financial Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	65,690,691	83,825,480
Level 2 [Member] | Financial derivatives designated for hedging | Fair Value Hedge [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	8,924,831	7,161,949
Level 2 [Member] | Financial derivatives designated for hedging | Financial Derivatives Assets [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	4,862,949	38,169,894
Level 2 [Member] | Financial derivatives designated for hedging | Commodity Derivatives Assets [Member] | Non-Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1,573,704	1,450,474
Level 2 [Member] | Financial derivatives designated for hedging | Commodity Derivatives Assets [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	$ 3,520,508	1,423,613
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities		367,587
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets		$ 77,109